Share Listing Expense - Additional Information (Details) € / shares in Units, € in Thousands		12 Months Ended
	Nov. 22, 2022 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Nov. 22, 2022 $ / shares	Jun. 30, 2022 € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Share Listing Expense [Line Items]
Fair value of issued shares		€ 599,191			€ 83,876
Par value per share | € / shares	€ 0.01	€ 0.12		€ 0.12	€ 0.01	€ 0.01	€ 0.01
Share listing expense		€ 60,600
FLAC
Share Listing Expense [Line Items]
Share price at closing date of merger | $ / shares			$ 9.87
Identifiable net assets held at fair value	€ 66,067
Share listing expense	€ 60,600
FLAC | Former Shareholders of FLAC
Share Listing Expense [Line Items]
Number of shares issued | shares	13,185,138
Fair value of issued shares	€ 126,700
Par value per share | € / shares	€ 9.61